Capital structure and financial items - Earnings per share (Details) - DKK (kr) kr / shares in Units, shares in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Net profit	kr 102,434	kr 100,988	kr 83,683
Average number of shares outstanding (in shares)	4,443.0	4,453.9	4,482.8
Average dilutive effect of restricted stock units (in shares)	4.7	9.1	12.0
Average number of shares outstanding, including dilutive effect (in shares)	4,447.7	4,463.0	4,494.8
Basic earnings per share (DKK per share)	kr 23.06	kr 22.67	kr 18.67
Diluted earnings per share (DKK per share)	kr 23.03	kr 22.63	kr 18.62